Operating lease liabilities (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating lease liabilities
Future lease payments for short-term operating leases that are not capitalized as right-of-use assets	¥ 3,898
Operating lease costs	311,789	¥ 385,953	¥ 447,126
Short-term leases not capitalized as right-of-use assets	15,653
Variable lease costs expenses	¥ 14,793	¥ 16,361	¥ 20,276